Schedule of Investments (unaudited)
February 29, 2024
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
HEICO Corp., Class A	3,373	$ 524,805
Lockheed Martin Corp.	90,246	38,646,947
		39,171,752
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	101,844	12,180,542
Automobiles — 2.0%
General Motors Co.	946,360	38,781,833
Tesla, Inc.(a)	106,258	21,451,365
		60,233,198
Banks — 2.1%
Bank of America Corp.	757,278	26,141,236
JPMorgan Chase & Co.	127,993	23,814,378
KeyCorp	932,586	13,308,002
		63,263,616
Beverages — 1.8%
Coca-Cola Co. (The)	349,663	20,986,773
PepsiCo, Inc.	201,280	33,279,635
		54,266,408
Biotechnology — 4.0%
AbbVie, Inc.	112,865	19,869,883
Amgen, Inc.	91,752	25,124,450
Exelixis, Inc.(a)	410,006	8,979,132
Gilead Sciences, Inc.	539,068	38,866,803
Incyte Corp.(a)	269,056	15,702,108
Neurocrine Biosciences, Inc.(a)	46,781	6,100,242
United Therapeutics Corp.(a)	23,069	5,205,289
		119,847,907
Broadline Retail — 4.7%
Amazon.com, Inc.(a)	787,643	139,223,777
eBay, Inc.	83,396	3,942,963
		143,166,740
Building Products — 1.1%
A O Smith Corp.	111,056	9,206,542
Builders FirstSource, Inc.(a)	81,134	15,835,734
Owens Corning	54,905	8,223,671
		33,265,947
Capital Markets — 2.9%
Invesco Ltd.	1,113,943	17,165,862
Moody’s Corp.	95,521	36,242,578
Morningstar, Inc.	2,591	773,647
MSCI, Inc., Class A	12,428	6,971,735
Nasdaq, Inc.	441,499	24,812,244
SEI Investments Co.	34,214	2,300,891
T Rowe Price Group, Inc.	3,518	398,765
		88,665,722
Chemicals — 0.1%
PPG Industries, Inc.	11,791	1,669,606
Commercial Services & Supplies — 1.3%
Cintas Corp.	36,064	22,670,191
Copart, Inc.(a)	303,193	16,114,708
		38,784,899
Communications Equipment — 0.0%
Ciena Corp.(a)	7,245	412,820
Construction & Engineering — 1.2%
AECOM	178,149	15,824,976
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	27,050	$ 8,480,716
Valmont Industries, Inc.	62,077	13,155,978
		37,461,670
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	25,368	18,871,002
Walmart, Inc.	454,335	26,628,574
		45,499,576
Electric Utilities — 0.4%
Edison International	8,276	562,934
OGE Energy Corp.	296,850	9,769,333
Portland General Electric Co.	41,943	1,684,850
		12,017,117
Electrical Equipment — 0.6%
AMETEK, Inc.	63,564	11,452,961
Rockwell Automation, Inc.	18,969	5,407,683
		16,860,644
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	183,003	26,271,911
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	179,318	5,306,020
Schlumberger NV	124,720	6,027,717
		11,333,737
Entertainment — 1.0%
Electronic Arts, Inc.	116,296	16,220,966
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	132,013	9,605,266
Netflix, Inc.(a)	5,405	3,258,783
Playtika Holding Corp.(a)	217,752	1,613,542
Warner Bros Discovery, Inc., Class A(a)	60,705	533,597
		31,232,154
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(a)	59,470	24,347,018
Block, Inc., Class A(a)	11,574	919,786
Euronet Worldwide, Inc.(a)	41,722	4,566,055
Mastercard, Inc., Class A	131,426	62,395,808
Visa, Inc., Class A	178,475	50,444,174
		142,672,841
Food Products — 0.7%
Hershey Co. (The)	108,547	20,398,152
Gas Utilities — 0.0%
New Jersey Resources Corp.	6,096	253,655
Ground Transportation — 0.8%
JB Hunt Transport Services, Inc.	6,193	1,277,678
Old Dominion Freight Line, Inc.	50,982	22,558,515
		23,836,193
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.(a)	11,944	3,612,105
Dexcom, Inc.(a)	59,308	6,824,572
Edwards Lifesciences Corp.(a)	98,254	8,338,817
Hologic, Inc.(a)	12,683	936,005
Intuitive Surgical, Inc.(a)	32,844	12,664,646
Medtronic PLC	300,117	25,017,753
Stryker Corp.	76,914	26,848,370
		84,242,268
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	47,348	5,302,029
Cencora, Inc.	38,493	9,068,951

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Group (The)	17,882	$ 6,010,855
Elevance Health, Inc.	83,163	41,685,454
		62,067,289
Health Care Technology — 0.4%
Teladoc Health, Inc.(a)(b)	463,714	6,992,807
Veeva Systems, Inc., Class A(a)	20,510	4,625,210
		11,618,017
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	56	665
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(a)	1,304	4,523,354
Boyd Gaming Corp.	286,256	18,930,109
Domino’s Pizza, Inc.	12,437	5,576,129
McDonald’s Corp.	16,748	4,895,106
MGM Resorts International(a)	287,349	12,436,465
Travel + Leisure Co.	292,632	13,077,724
		59,438,887
Household Durables — 1.2%
DR Horton, Inc.	108,868	16,269,234
Leggett & Platt, Inc.	105,052	2,145,162
PulteGroup, Inc.	10,337	1,120,324
Toll Brothers, Inc.	159,171	18,247,363
		37,782,083
Household Products — 1.3%
Kimberly-Clark Corp.	315,762	38,260,882
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	360,131	5,473,991
Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.	53,127	2,815,731
Insurance — 2.3%
Marsh & McLennan Cos., Inc.	208,786	42,231,144
Progressive Corp. (The)	67,765	12,845,533
Reinsurance Group of America, Inc.	59,332	10,492,864
W. R. Berkley Corp.	43,796	3,661,346
		69,230,887
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A(a)	639,567	88,554,447
Alphabet, Inc., Class C, NVS(a)	320,509	44,800,748
Meta Platforms, Inc., Class A(b)	165,472	81,102,791
Pinterest, Inc., Class A(a)	41,408	1,519,674
Snap, Inc., Class A, NVS(a)	198,174	2,183,877
		218,161,537
IT Services — 0.0%
Amdocs Ltd.	18,192	1,659,110
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	130,032	17,861,196
Machinery — 2.0%
Flowserve Corp.	66,287	2,805,266
Oshkosh Corp.	286,410	31,751,412
Otis Worldwide Corp.	22,136	2,109,561
PACCAR, Inc.	20,775	2,303,740
Parker-Hannifin Corp.	3,963	2,121,988
Snap-on, Inc.	6,986	1,925,761
Xylem, Inc.	149,122	18,945,950
		61,963,678
Media — 1.1%
Comcast Corp., Class A	248,142	10,632,885
Security	Shares	Value
Media (continued)
Fox Corp., Class A, NVS	667,734	$ 19,891,796
Fox Corp., Class B	9,968	272,924
Paramount Global, Class B, NVS	231,840	2,559,513
		33,357,118
Metals & Mining — 0.5%
Alcoa Corp.	37,731	1,026,661
Nucor Corp.	74,080	14,245,584
		15,272,245
Multi-Utilities — 0.4%
CMS Energy Corp.	183,378	10,520,396
DTE Energy Co.	17,311	1,875,647
		12,396,043
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	25,804	3,922,466
ConocoPhillips	77,273	8,696,303
Devon Energy Corp.	489,517	21,568,119
EOG Resources, Inc.	87,295	9,991,786
Exxon Mobil Corp.	121,340	12,682,457
Marathon Petroleum Corp.	82,831	14,017,490
Pioneer Natural Resources Co.	14,861	3,495,159
Valero Energy Corp.	69,657	9,853,679
		84,227,459
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	93,313	6,902,363
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	190,951	8,071,499
United Airlines Holdings, Inc.(a)	11,713	532,824
		8,604,323
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	436,187	22,136,490
Eli Lilly & Co.	99,166	74,739,431
Merck & Co., Inc.	117,759	14,973,057
Pfizer, Inc.	456,165	12,115,742
Zoetis, Inc., Class A	9,236	1,831,776
		125,796,496
Residential REITs — 1.6%
Apartment Income REIT Corp.	9,694	293,922
Camden Property Trust	249,267	23,550,746
Equity Residential	387,630	23,339,203
		47,183,871
Retail REITs — 0.0%
Kimco Realty Corp.	37,726	745,466
Semiconductors & Semiconductor Equipment — 9.1%
Applied Materials, Inc.	219,107	44,176,353
Cirrus Logic, Inc.(a)	3,184	292,355
Intel Corp.	176,157	7,583,559
Lam Research Corp.	10,984	10,305,738
Micron Technology, Inc.	147,267	13,343,863
Monolithic Power Systems, Inc.	2,598	1,870,664
NVIDIA Corp.	189,386	149,827,052
QUALCOMM, Inc.	298,417	47,087,219
		274,486,803
Software — 12.4%
Adobe, Inc.(a)	69,843	39,131,636
Cadence Design Systems, Inc.(a)	31,016	9,440,650
Fortinet, Inc.(a)	117,326	8,108,400
HubSpot, Inc.(a)	887	548,885
InterDigital, Inc.	7	749

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Manhattan Associates, Inc.(a)	102,462	$ 25,956,698
Microsoft Corp.	567,628	234,793,646
Oracle Corp.	320,272	35,767,977
Synopsys, Inc.(a)	24,676	14,157,362
Teradata Corp.(a)	18,671	702,403
Workday, Inc., Class A(a)	1,026	302,321
Zoom Video Communications, Inc., Class A(a)	61,536	4,352,441
		373,263,168
Specialized REITs — 0.1%
Equinix, Inc.	4,024	3,576,612
SBA Communications Corp.	3,866	808,883
		4,385,495
Specialty Retail — 2.7%
AutoNation, Inc.(a)	77,876	11,665,825
Best Buy Co., Inc.	327,542	26,491,597
Home Depot, Inc. (The)	50,320	19,152,295
Penske Automotive Group, Inc.(b)	50,017	7,677,609
TJX Cos., Inc. (The)	163,426	16,202,054
Ulta Beauty, Inc.(a)	1,346	738,362
		81,927,742
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	1,108,871	200,428,433
Hewlett Packard Enterprise Co.	1,451,803	22,110,960
HP, Inc.	59,161	1,676,031
		224,215,424
Trading Companies & Distributors — 0.1%
Watsco, Inc.	5,485	2,161,748
Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.	10,440	$ 1,560,676
WW Grainger, Inc.	617	600,625
		4,323,049
Total Long-Term Investments — 99.0% (Cost: $2,039,890,721)		2,990,430,093
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(c)(d)	28,465,196	28,465,196
SL Liquidity Series, LLC, Money Market Series, 5.98%(c)(d)(e)	15,920,140	15,926,508
Total Short-Term Securities — 1.5% (Cost: $44,390,149)		44,391,704
Total Investments — 100.5% (Cost: $2,084,280,870)		3,034,821,797
Liabilities in Excess of Other Assets — (0.5)%		(14,617,958)
Net Assets — 100.0%		$ 3,020,203,839
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 25,513,614	$ 2,951,582(a)	$ —	$ —	$ —	$ 28,465,196	28,465,196	$ 1,020,044	$ —
SL Liquidity Series, LLC, Money Market Series	1,007,234	14,916,116(a)	—	2,327	831	15,926,508	15,920,140	340,984(b)	—
				$ 2,327	$ 831	$ 44,391,704		$ 1,361,028	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	133	03/15/24	$ 33,940	$ 2,738,087
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,990,430,093	$ —	$ —	$ 2,990,430,093
Short-Term Securities
Money Market Funds	28,465,196	—	—	28,465,196
	$ 3,018,895,289	$ —	$ —	3,018,895,289
Investments valued at NAV(a)				15,926,508
				$ 3,034,821,797
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 2,738,087	$ —	$ —	$ 2,738,087
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
4